UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number: 811-09603
AMERICAN BEACON SELECT FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: December 31, 2011
Date of reporting period: June 30, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon
SELECT FUNDS℠

Semi-Annual Report

June 30, 2011

MONEY MARKET SELECT FUND
U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds	June 30, 2011

Fellow Shareholders,
          During the first six months of 2011, U.S. and International markets experienced an upswing, despite concerns over the pace of global economic recovery, reoccurrences of sovereign debt worries, natural disasters, inflation fears along with a sharp rise in oil and other commodity prices. Though challenging, these factors were offset by increasing reports of strength in corporate earnings, improving confidence levels and investors increasing their investment in riskier assets.
     For the six months ended June 30, 2011, the American Beacon Money Market Select Fund generated a return of 0.07%, while the American Beacon U.S. Government Money Market Select Fund returned 0.03%. Both returns are a reflection of the interest-rate environment since the beginning of the year.
          While day-to-day volatility continues to influence the world’s equity and credit markets, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value.
          Thank you for your continued investment in the American Beacon Select Funds. To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.
Sincerely,
Gene L. Needles, Jr.
President
American Beacon Select Funds
You should consider the investment objectives, risks, fees and expenses of any mutual fund carefully before investing. This and other information is available in the Fund’s prospectus and summary prospectus which you may obtain at www.americanbeaconfunds.com or by calling 1-800-658-5811. Please read the prospectus and summary prospectus carefully before investing. Investments are subject to risks, including the possible loss of principal amount invested.

Economic Overview
June 30, 2011 (Unaudited)
          The first half of 2011 proved to be a difficult one both in the U.S. and abroad. Concerns over a Greek default and possible Eurozone contagion dominated the headlines. At the same time, incoming economic data showed that the U.S. recovery was once again hitting a soft patch. Sound familiar? It should. Substitute disruptions from the earthquake and tsunami in Japan with the BP oil spill disaster, and we’re reliving the first six months of 2010. And just like then, uncertainty over what happens next abounds.
          The European sovereign debt crisis resurfaced as Greece faced a potential default if it was unable to pass new austerity measures and ensure further funding under its aid package. After much public outcry, the austerity measures passed and default was avoided — at least for the short term. While EU leaders work on a second bailout package for Greece that could involve some form of debt restructuring, the focus has now shifted to the periphery Eurozone countries. Recent downgrades of Ireland’s and Portugal’s debt to below investment grade have led to renewed fears of a Eurozone contagion and pushed the 5 year credit default swaps of the PIIGS (Portugal, Ireland, Italy, Greece, and Spain) to record highs. Uncertainty over the European fiscal situation has resulted in increased market volatility as investors decrease risk and flee to the relative safety and soundness of U.S. Treasuries.
          Europe, however, does not have the market cornered on sovereign debt uncertainty. S&P recently downgraded the U.S. government’s debt ratings from AAA to AA+. Although bond market reaction to the downgrade has been muted, it comes at a time when the U.S. economic recovery is taking a turn for the worse. After a few months of decent job growth, the labor market recovery has stagnated. Employers cite economic uncertainty as a key reason for the decline in hiring. In addition, the housing market remains depressed. Home sales remain weak as high unemployment and the glut of foreclosed properties on the market constrain demand. Consumer spending, which accounts for the majority of GDP, has also begun to slow as confidence in the recovery wanes.
          At the June Federal Open Market Committee meeting, the Federal Reserve (“Fed”) stated that temporary factors were partly responsible for the slowdown in growth. Supply disruptions from the earthquake in Japan hurt manufacturing, and consumer spending was constrained by higher gas prices. While Fed members expect growth to pick up in the second half of the year, they did reduce their outlook for economic growth over the medium term. Members saw the outlook for both employment and inflation as “unusually uncertain.” Some members stated that if growth continued to slow, additional monetary stimulus may be necessary. Other members believed that the increase in inflation risks could warrant the removal of policy accommodation sooner rather than later. Given the high degree of uncertainty about the economic outlook, the Fed will likely be on the sidelines until the case for either more or less policy accommodation becomes clearer.
          Thus far, uncertainty appears to be the key theme for 2011. Will the EU resolve its debt crisis? What will be the implications of the U.S. debt rating downgrade? Will growth pick up in the second half of the year? Will we need another round of stimulus? Will rising inflation levels prove to be transitory? Uncertainty does not bode well for growth, so hopefully we will get some definitive answers to these questions sooner rather than later. For now it appears the only certainty during these uncertain times is that we are in for a bumpy ride. Hold tight...

Performance Overview
American Beacon Money Market Select Fund
June 30, 2011 (Unaudited)
          Economic challenges in the first half of 2011 persisted both in the U.S. and abroad. Globally the European sovereign debt crisis and the earthquake and tsunami in Japan dominated headlines. U.S. economic recovery stalled and optimism was replaced with growing uncertainty. The Federal Open Market Committee maintained its 0% to 0.25% fed funds target throughout the period, and given the high degree of uncertainty about the economic outlook, will likely be on the sidelines until the case for either more or less policy accommodation becomes clearer. With credit quality and liquidity continuing to be a priority, the American Beacon Money Market Select Fund’s primary strategy for the first six months was to buy high quality, short-term money market instruments and overnight investments. The strategies implemented during the period enabled the Fund to outperform its Lipper peer group.
          For the six months ended June 30, 2011, the total return of the American Beacon Money Market Select Fund was 0.07%. The Fund outperformed the Lipper Institutional Money Market Funds Average return of 0.02% by 5 basis points (0.05%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 24th among 319, 73rd among 297 and 42nd among 265 Institutional Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2011, respectively.

	Annualized Total Returns
	As of 6/30/2011
	1 Year	5 Years	10 Years
Money Market Select(1,2,4)	0.19%	2.27%	2.28%
Lipper Institutional Money Market Average (3)	0.07%	2.07%	2.04%

1	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2	A portion of the fees charged to the Fund was waived through 2001. Performance prior to waiving fees was lower than the actual returns shown for the ten-year period.

3	The Lipper Institutional Money Market Funds Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

4	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.16%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.
Fund Statistics as of June 30, 2011

7-day Current Yield*	0.09%
7-day Effective Yield*	0.09%
30-day Yield*	0.09%
Weighted Avg. Maturity	28 Days
Standard & Poor’s Rating	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’ current 7-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns.

Performance Overview
American Beacon Money Market Select Fund
June 30, 2011 (Unaudited)
Asset Allocation as of June 30, 2011

% of
Net Assets*
Financial Company Commercial Paper	45.92%
Repurchase Agreements	39.14%
Asset Backed Commercial Paper	10.03%
U.S. Government & Government Agency Obligations	4.04%
Investment Companies	0.88%
Liabilities, Net of Other Assets	-0.01%

*	Percent of net assets of American Beacon Master Money Market Portfolio.
Top Ten Issuers as of June 30, 2011

% of
Net Assets*
Svenska Handelsbanken, Inc.	5.3%
Westpac Banking Corp.	5.3%
Toronto-Dominion Holdings USA, Inc.	5.2%
Commonwealth Bank of Australia	5.2%
Kells Funding LLC	5.2%
DNB NOR Bank ASA N.Y	5.2%
Bank of Nova Scotia	5.2%
Old Line Funding LLC	4.9%
Nestle Capital Corp.	4.9%
Canadian Imperial Holdings, Inc.	4.9%

*	Percent of net assets of American Beacon Master Money Market Portfolio.

Performance Overview
American Beacon U.S. Government Money Market Select Fund
June 30, 2011 (Unaudited)
          Economic challenges in the first half of 2011 persisted both in the U.S. and abroad. Globally the European sovereign debt crisis and the earthquake and tsunami in Japan dominated headlines. U.S. economic recovery stalled and optimism was replaced with growing uncertainty. The Federal Open Market Committee maintained its 0% to 0.25% fed funds target throughout the period, and given the high degree of uncertainty about the economic outlook, will likely be on the sidelines until the case for either more or less policy accommodation becomes clearer. The American Beacon U.S. Government Money Market Select Fund’s primary strategy for the first six months was to buy short-dated U.S. Government agencies and overnight investments. The strategies implemented during the period enabled the Fund to outperform its Lipper peer group.
          For the six months ended June 30, 2011, the total return of the American Beacon U.S. Government Money Market Select Fund was 0.03%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Funds Average return of 0.01% by 2 basis points (0.02%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 1st among 173, 12th among 146 and 6th among 129 Institutional U.S. Government Money Market Funds for the one-year, three-year, and five-year periods ended June 30, 2011, respectively.

	Annualized Total Returns
	As of 6/30/2011
	1 Year	5 Years	10 Years
U.S. Government Money Market Select(1,2,4)	0.11%	2.10%	2.17%
Lipper Institutional U.S. Government Money Market Average (3)	0.02%	1.91%	1.93%

1	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2	The Fund’s performance for the ten-year period is derived from a combination of the Fund’s performance end that of another fund (the Companion Fund”) no longer in operation. The Companion Fund was managed by American Beacon Advisors since its inception on March 2, 1992. Like the Fund, the Companion Fund invested all of its investable assets in the same corresponding Portfolio of the American Beacon Master Trust. The performance results through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results from that date through June 30, 2011 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period. A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

3	The Lipper Institutional U.S. Government Money Market Funds Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

4	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.17%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.

Performance Overview
American Beacon U.S. Government Money Market Select Fund
June 30, 2011 (Unaudited)
Fund Statistics as of June 30, 2011

U.S. Government
7-day Current Yield*	0.01%
7-day Effective Yield*	0.01%
30-day Yield*	0.01%
Weighted Avg. Maturity	11 Days
Standard & Poor’s Rating	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’ current 7-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns.
Top Ten Holdings

% of
Net Assets
Straight-A Funding LLC	5.6%
General Electric Capital Corp. (FDIC Guaranteed)	5.4%
DWS Money Market Series 23	4.3%
The Goldman Sachs Group, Inc. (FDIC Guaranteed)	4.0%
State Street Corp. (FDIC Guaranteed)	2.2%
Morgan Stanley (FDIC Guaranteed)	1.4%
PNC Funding Corp. (FDIC Guaranteed)	1.2%
Federal Home Loan Mortgage Corp.	0.7%
Deutsche Bank	3.6%
Bank of America Corp.	3.0%
Asset Allocation as of June 30, 2011

% of
Net Assets
Government Agency Repurchase Agreements	55.93%
U.S. Government & Government Agency Obligations	23.37%
Other Repurchase Agreements	16.37%
Investment Companies	4.34%
Liabilities, Net of Other Assets	-0.01%

Fund Expenses
American Beacon Select Funds
June 30, 2011 (Unaudited)
Fund Expense Example
          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.
Actual Expenses
          The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
          The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not a Fund’s actual return).
          You may compare the ongoing costs of investing in a Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
          You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account	Ending Account	Expenses paid During Period*
	Value 1/1/11	Value 6/30/11	1/1/11- 6/30/11
Money Market
Actual	$1,000.00	$1,000.74	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

U.S. Government Money Market
Actual	$1,000.00	$1,000.28	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.14% and 0.14% for the Money Market Select and U.S. Government Money Market Select Funds respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

American Beacon U.S. Government Money Market Select Fund
Schedule of Investments
June 30, 2011 (Unaudited)

	Par Amount	Value
		($000)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS- 23.37%
Bank of America Corp. (FDIC Guaranteed), 1.07%, Due 12/2/2011 A	$15,000	$15,058
Federal Home Loan Mortgage Corp.,
0.18%, Due 10/21/2011	1,600	1,600
0.19%, Due 10/26/2011	2,000	2,000
General Electric Capital Corp. (FDIC Guaranteed),
1.18%, Due 12/9/2011 A	9,250	9,292
0.34%, Due 4/24/2012	16,000	16,020
0.22%, Due 5/8/2012	1,930	1,930
Morgan Stanley (FDIC Guaranteed), 0.55%, Due 2/10/2012	6,990	7,006
PNC Funding Corp. (FDIC Guaranteed), 0.50%, Due 4/1/2012	5,900	5,913
State Street Corp. (FDIC Guaranteed), 0.45%, Due 9/15/2011 A	11,100	11,107
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank),
0.20%, Due 7/5/2011 B	3,000	3,000
0.20%, Due 7/6/2011 B	1,000	1,000
0.19%, Due 7/27/2011 B	8,000	7,999
0.18%, Due 8/3/2011 B	6,463	6,462
0.17%, Due 8/24/2011 B	10,049	10,046
The Goldman Sachs Group, Inc. (FDIC Guaranteed),
0.52%, Due 11/9/2011 A	18,630	18,651
0.99%, Due 12/5/2011 A	1,390	1,395

Total U.S. Government & Government Agency Obligations (Cost $118,479)		118,479

	Shares
INVESTMENT COMPANIES - 4.34% (Cost $22,000)
DWS Money Market Series 23	22,000,000	22,000

	Par Amount
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 55.93%
Barclays Capital, Inc., 0.04%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $112,200, 1.875% - 2.2%, 6/15/12 - 10/22/12)	$110,000	110,000
BNP Paribas Securities Corp., 0.06%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $76,500, 2.125%, 4/30/12)	75,000	75,000
Deutsche Bank Securities, Inc., 0.05%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by U.S. Agency Obligations valued at $51,000, 5%, 6/1/40 - 11/1/40)	50,000	50,000
Deutsche Bank Securities, Inc., 0.10%, Due 7/5/2011 (Held at Bank of New York Mellon, Collateralized by a U.S. Agency Obligation valued at $18,360, 3.418%, 9/1/40)	18,000	18,000
Goldman Sachs & Co., 0.03%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $31,058, 2.596% - 6%, 9/1/24 - 10/1/39)	30,449	30,449

Total Government Agency Repurchase Agreement (Cost $283,449)		283,449

OTHER REPURCHASE AGREEMENTS - 16.37%
Barclays Capital, Inc., 0.30%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by a Corporate Obligation valued at $23,100, 9.875%, 11/1/15)	21,000	21,000
BNP Paribas Securities Corp., 0.27%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $23,100, 4.25% - 6.745%, 1/12/16 - 3/15/37)	21,000	21,000
Deutsche Bank Securities, Inc., 0.20%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $22,000)	20,000	20,000
JPMorgan Securities, Inc., 0.27%, Due 7/1/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $22,052, 5% - 6.875%, 3/15/12 - 12/15/28)	21,000	21,000

Total Other Repurchase Agreements (Cost $83,000)		83,000

TOTAL INVESTMENTS - 100.01% (Cost $506,928)		$506,928
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(39)
TOTAL NET ASSETS - 100.00%		$506,889

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $28,507 or 5.62% of net assets. The Fund has no right to demand registration of these securities
See accompanying notes

American Beacon Select Funds
Statements of Assets and Liabilities
June 30, 2011 (Unaudited) (in thousands, except share and per share amounts)

		U.S. Government
	Money Market	Money Market
Assets:
Investments in securities, at value (cost — $— and $140,479)	$—	$140,479
Repurchase agreements (cost — $— and $366,449)	—	366,449
Investment in Portfolio, at value	593,742	—
Receivable for fund shares sold	—	10
Receivable from Manager for expense reimbursement (Note 2)	—	9
Dividends and interest receivable	—	62

Total assets	593,742	507,009

Liabilities:
Management and investment advisory fees (Note 2)	—	33
Payable for fund shares redeemed	—	—
Dividends payable	5	9
Administrative service and service fees payable (Note 2)	—	4
Professional fees payable	35	18
Custody and fund accounting fees payable	—	6
Transfer agent fees payable	12	9
Trustee fees payable	—	6
Prospectus and shareholder reports	16	10
Insurance fees	—	2
Dues and subscriptions	33	23

Total liabilities	101	120

Net Assets	$593,641	$506,889

Analysis of Net Assets:
Paid-in-capital	593,641	506,889

Net assets	$593,641	$506,889

Shares outstanding (no par value)	593,641,273	506,889,351
Net asset value, offering and redemption price per share	$1.00	$1.00
See accompanying notes
See accompanying Financial Statements of the American Beacon Money Market Portfolio

American Beacon Select Funds
Statements of Operations
Six months ended June 30, 2011 (in thousands)

		U.S. Government
	Money Market	Money Market
Investment Income:
Dividend income	$—	$1
Interest income	—	358
Investment Income Allocated From Portfolio:
Dividend income	11	—
Interest income	899	—
Portfolio expenses	(390)	—

Net investment income	520	359

Fund Expenses:
Management and investment advisory fees (Note 2)	—	172
Custodian fees	—	21
Administrative service fees (Note 2)	—	19
Transfer agent fees	22	14
Professional fees	20	22
Printing expense	8	9
Trustee expense	8	18
Insurance expense	—	10
Dues and subscriptions	7	7

Total fund expenses	65	292

Net fees waived and expenses reimbursed (Note 2)	—	(29)

Net fund expenses	65	263

Net investment income	455	96

Realized Gains
Realized Gain Allocated From Portfolio
Net realized gain on investments	15	—

Net gain on investments	15	—

Net increase in net assets resulting from operations	$470	$96

Statement of Changes in Net Assets (in thousands)

	Money Market		U.S. Government Money Market
		Year ended		Year ended
	Six Months ended	December 31,	Six Months ended	December 31,
	June 30, 2011	2010	June 30, 2011	2010
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$455	$1,433	$96	$429
Net realized gain on investments	15	2	—	9

Net increase in net assets resulting from operations	470	1,435	96	438

Distributions to Shareholders:
Net investment income	(455)	(1,433)	(96)	(429)
Net realized gain on investments	(15)	(2)	—	(9)

Distributions to shareholders	(470)	(1,435)	(96)	(438)

Capital Share Transactions (at $1.00 per share):
Proceeds from sales of shares	89,286	423,277	1,090,225	1,717,724
Reinvestment of dividends and distributions	418	1,276	14	65
Cost of shares redeemed	(141,620)	(422,161)	(908,045)	(1,746,538)

Net increase (decrease) in net assets	(51,916)	2,392	182,194	(28,749)

Net increase (decrease) in net assets	(51,916)	2,392	182,194	(28,749)

Net Assets:
Beginning of period	645,557	643,165	324,695	353,444

End of Period	$593,641	$645,557	$506,889	$324,695

See accompanying notes
See accompanying Financial Statements of the American Beacon Money Market Portfolio

American Beacon Select Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
          American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Select Fund (the “Money Market Fund”) and American Beacon U.S. Government Money Market Select Fund (the “Government Fund”)(each a “Fund” and collectively, the “Funds”).
          American Beacon Advisors, Inc. (the “Manager”) is a wholly owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
          The Money Market Fund operates under a master-feeder structure, investing all of its investable assets in the American Beacon Money Market Portfolio (the “Money Market Portfolio”) of the American Beacon Master Trust, an open-end diversified management investment company. The Money Market Fund has the same investment objectives as the Money Market Portfolio and the value of such investment reflects the Money Market Fund’s proportionate interest in the net assets of the Money Market Portfolio (96.0% at June 30, 2011). The financial statements of the Money Market Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
          The following is a summary of the significant accounting policies followed by the Funds.
Security Valuation
          The Money Market Fund records its investment in the Money Market Portfolio at fair value. Valuation of securities by the Money Market Portfolio is discussed in Note 1 of the Money Market Portfolio’s Notes to Financial Statements which are included elsewhere in this report. Securities of the Government Fund are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Government Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
Valuation Inputs
          Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolios’ own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

American Beacon Select Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
          The Government Fund’s investments are summarized by level based on the inputs used to determine their values. There were no transfers between levels and at June 30, 2011, the investments were classified as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Asset Description:
Investment Companies	$22,000	$—	$—	22,000
Government Agency Repurchase Agreements	—	283,449	—	283,449
Other Repurchase Agreements	—	83,000	—	83,000
U.S. Government and Government Agency Obligations	—	$118,479	—	$118,479
Total Investments in Securities	$22,000	$484,928	$—	$506,928

          At June 30, 2011, the Money Market Fund’s Investments in the Money Market Portfolio were classified as Level 2. For additional information on the fair value measurements of the Money Market Portfolio, see the attached financial statements included elsewhere in the report.
Security Transactions
          Security transactions for the Government Fund are recorded on the trade date of the security purchase or sale.
Investment Income and Dividends to Shareholders
          Interest income for the Government Fund is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification. The Money Market Fund records its share of net investment income (loss) and realized gain (loss) in the Money Market Portfolio each day. All net investment income (loss) and realized gain (loss) of the Money Market Portfolio is allocated pro rata to the Money Market Fund and other investors in the Money Market Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.
          Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.
Expenses
          Expenses directly attributable to a Fund are charged to that Fund’s operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.
Repurchase Agreements
          Under the terms of a repurchase agreement, securities are acquired by the Government Fund from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements entered by the Government Fund during the six months ended June 30, 2011 were fully collateralized by government and/or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager from reports provided by the custody bank to make the determination that the collateral’s market value exceeds the carrying value of the repurchase agreement plus accrued interest.

American Beacon Select Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
          The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provisions of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Funds. To the extent and for such periods of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay a management fee.
Administrative Services Agreement
          The Manager and the Funds entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Funds. To the extent and for such period of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay administrative services fees.
Interfund Lending Program
          Pursuant to an exemptive order by the Securities and Exchange Commission, the Government Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Government Fund to lend money to other participating series managed by the Manager. For the six months ended June 30, 2011, the Government Fund did not participate in the program.
Reimbursement of Expenses
          The Manager voluntarily agreed to reimburse the Government Fund for other expenses. For the six months ended June 30, 2011, the Manager reimbursed expenses totaling $28,724 to the Government Fund of which $8,961 was receivable from the Manager at June 30, 2011.
Expense Reimbursement Plan

American Beacon Select Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
          The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of expenses reimbursed for a period of up to three years. However, recoupment will occur only if a Fund’s average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit.
          Reimbursed expenses subject to potential recovery for the Money Market Fund totaling $119,783 and $8,888 will expire in 2011 and 2012, respectively. Reimbursed expenses subject to potential recovery for the Government Fund totaling $16,745, $109,635, and $28,724 will expire in 2011, 2012, and 2013 respectively. The Funds have not recorded a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely.
3. Federal Income and Excise Taxes
          It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.
          The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.
          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
          The tax character of distributions paid for the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 were as follows (in thousands):

	Money Market		U.S. Government Money Market
		Year Ended	Six Months	Year Ended
	Six Months Ended	December 31,	Ended	December 31,
	June 30, 2011	2010	June 30, 2011	2010
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*	$470	$1,435	$96	$438

Total distributions paid	$470	$1,435	$96	$438

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.
          As of June 30, 2011, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis. The Funds do not have capital loss carryforwards as of June 30, 2011.

American Beacon Money Market Select Fund
Financial Highlights
(For a share outstanding throughout the period)

	Six Months		Year Ended December 31,
	Ended June
	30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.00	B	0.00	B	0.00	B	0.03		0.05		0.05
Net realized gain on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total income from investment operations	0.00		0.00		0.00		0.03		0.05		0.05

Less distributions:
Dividends from net investment income	0.00	B	0.00	B	0.00	B	(0.03)		(0.05)		(0.05)
Distributions from net realized gains on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total distributions	0.00		0.00		0.00		(0.03)		(0.05)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.07	%C	0.21%		0.39%		2.73%		5.32%		5.08%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$593,641		$645,557		$643,165		$708,366		$8,579,288		$8,473,536
Ratios to average net assets (annualized):A
Expenses, before expense reimbursements (recoupments)	0.14%		0.13%		0.16%		0.12%		0.11%		0.11%
Expenses, after expense reimbursements (recoupments)	0.14%		0.13%		0.16%		0.12%		0.11%		0.11%
Net investment income, before expense reimbursements (recoupments)	0.14%		0.21%		0.38%		2.95%		5.20%		5.02%
Net investment income, after expense reimbursements (recoupments)	0.14%		0.21%		0.38%		2.95%		5.20%		5.02%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

B	Amount is less than $0.01 per share.

C	Not annualized.

American Beacon U.S. Government Money Market Select Fund
Financial Highlights
(For a share outstanding throughout the period)

	Six Months
	Ended June		Year Ended December 31,
	30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.00	B	0.00	B	0.00	B	0.02		0.05		0.05
Net realized gain on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total income from investment operations	0.00		0.00		0.00		0.02		0.05		0.05

Less distributions:
Dividends from net investment income	0.00	B	0.00	B	0.00	B	(0.02)		(0.05)		(0.05)
Distributions from net realized gains on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total distributions	0.00		0.00		0.00		(0.02)		(0.05)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.03	%C	0.13%		0.25%		2.32%		5.17%		5.04%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$506,889		$324,695		$353,444		$374,550		$1,361,459		$534,536
Ratios to average net assets (annualized):A
Expenses, before expense reimbursements (recoupments)	0.15%		0.14%		0.15%		0.13%		0.12%		0.13%
Expenses, after expense reimbursements (recoupments)	0.14%		0.13%		0.12%		0.12%		0.12%		0.12%
Net investment income, before expense reimbursements (recoupments)	0.04%		0.12%		0.23%		2.69%		4.98%		4.98%
Net investment income, after expense reimbursements (recoupments)	0.05%		0.12%		0.26%		2.70%		4.99%		4.99%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the corresponding American Beacon U.S. Government Master Portfolio, which was terminated on May 18, 2009.

B	Amount is less than $0.01 per share.

C	Not annualized.

American Beacon Money Market Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

	Par Amount	Value
		($000)
ASSET BACKED COMMERCIAL PAPER- 10.03%
Kells Funding LLC, 0.21%, Due 8/17/2011 A	$32,000	$31,991
Old Line Funding LLC,
0.20%, Due 7/5/2011 A	22,000	22,000

0.18%, Due 8/22/2011 A	8,000	7,998

Total Asset Backed Commercial Paper (Cost $61,989)		61,989

FINANCIAL COMPANY COMMERCIAL PAPER- 45.92%
Bank of Nova Scotia N.Y., 0.17%, Due 9/19/2011	32,000	31,988
Canadian Imperial Holdings, Inc., 0.22%, Due 7/6/2011	30,000	29,999
Commonwealth Bank of Australia, 0.18%, Due 8/23/2011 A	32,000	31,991
DNB NOR Bank ASA N.Y., 0.20%, Due 9/28/2011 A	32,000	31,984
National Australia Funding Delaware, Inc., 0.16%, Due 9/6/2011 A	15,000	14,995
Nestle Capital Corp., 0.19%, Due 8/2/2011 A	30,000	29,995
Nordea North America, Inc., 0.21%, Due 7/5/2011	15,000	15,000
Svenska Handelsbanken, Inc., 0.24%, Due 8/4/2011 A	33,000	32,993
Toronto-Dominion Holdings USA, Inc., 0.17%, Due 8/24/2011 A	32,000	31,992
Westpac Banking Corp., 0.22%, Due 8/19/2011 A	33,000	32,990

Total Financial Company Commercial Paper (Cost $283,927)		283,927

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS- 4.04% (Cost $24,995)
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank), 0.17%, Due 8/9/2011 A	25,000	24,995

	Shares
INVESTMENT COMPANIES - 0.88% (Cost $5,437)
State Street Inst Liq Reserves Fund	5,437,424	5,437

	Par Amount
OTHER REPURCHASE AGREEMENTS - 39.14%
Barclays Capital, Inc., 0.30%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $33,000, 4.5% - 13%, 8/17/11 - 1/1/49)	$30,000	30,000
BNP Paribas Securities Corp., 0.27%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $33,000, 3.846% - 12.75%, 9/15/11 - 5/15/58)	30,000	30,000
Credit Suisse Securities (USA) LLC, 0.17%, Due 7/1/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $31,504, 7.875% - 8%, 9/1/21 - 5/1/31)	30,000	30,000
Deutsche Bank Securities, Inc., 0.20%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $34,100)	31,000	31,000
JPMorgan Securities, Inc., 0.27%, Due 7/1/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $31,503, 5% - 10.75%, 3/15/12 - 8/1/16)	30,000	30,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $33,000)	30,000	30,000
RBC Capital Markets Corp., 0.14%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $31,500, 2.25% - 7.4%, 7/15/11 - 12/1/42)	30,000	30,000
Wells Fargo Securities LLC, 0.22%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations and a U.S Government Agency Obligation valued at $32,550, 0% - 10%, 8/3/11 - 4/1/44)	31,000	31,000

Total Other Repurchase Agreements (Cost $242,000)		242,000

TOTAL INVESTMENTS - 100.01% (Cost $618,348)		$618,348
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(79)
TOTAL NET ASSETS - 100.00%		$618,269

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $293,924 or 47.54% of net assets. The Fund has no right to demand registration of these securities.
See accompanying notes

American Beacon Money Market Portfolio
Statement of Assets and Liabilities
June 30, 2011 (Unaudited) (in thousands)

Assets:
Investment in securities at value (cost — $376,348)	$376,348
Repurchase agreement (cost — $242,000 )	242,000
Dividends and interest receivable	3
Prepaid expenses	5

Total assets	618,356

Liabilities:
Management and investment advisory fees payable (Note 2)	48
Administrative service fees payable	6
Professional fees payable	17
Trustee fees payable	3
Custody and fund accounting fees	8
Other liabilities	5

Total liabilities	87

Net assets applicable to investors’ beneficial interests	$618,269

Statement of Operations
For the Six Months ended June 30, 2011 (Unaudited) (in thousands)

Investment Income:
Dividend income	$12
Interest income	975

Total investment income	987

Expenses:
Management and investment advisory fees (Note 2)	306
Administrative service fees (Note 2)	34
Custodian fees	36
Professional fees	15
Insurance fees	12
Other expenses	18

Total expenses	421

Net investment income	566

Realized Gain on Investments:
Net realized gain on investments	15

Net gain on investments	15

Net increase in net assets resulting from operations	$581

See accompanying notes

American Beacon Money Market Portfolio
Statement of Changes in Net Assets
(in thousands)

	Six Months	Year Ended
	Ended June	December
	30, 2011	31, 2010
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$566	$1,707
Net realized gain on investments	15	3

Total increase in net assets resulting from operations	581	1,710

Transactions in Investors’ Beneficial
Interests:
Contributions	91,646	426,957
Withdrawals	(194,605)	(428,313)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(102,959)	(1,356)

Net increase (decrease) in net assets	(102,378)	354

Net Assets:
Beginning of period	720,647	720,293

End of Period	$618,269	$720,647

Financial Highlights

	Money Market
	Six Months
	Ended June		Year Ended December 31,
	30, 2011		2010	2009	2008	2007	2006
	(unaudited)
Total return	0.08	%A	0.23%	0.42%	2.75%	5.33%	5.09%
Ratios to average net assets (annualized):
Expenses	0.12%		0.11%	0.14%	0.11%	0.11%	0.11%
Net investment income	0.17%		0.23%	0.41%	2.94%	5.19%	5.03%

A	Not annualized
See accompanying notes

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
          The American Beacon Money Market Portfolio (the “Portfolio”) is a series of the American Beacon Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.
          The following is a summary of the significant accounting policies followed by the Portfolio.
Affiliated Ownership
          At June 30, 2011, 100% of the Portfolio was held by affiliated funds.
Security Valuation
          Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
Valuation Inputs
          Various inputs may be used to determine the fair value of the Portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk association with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          The Portfolio’s investments are summarized by level based on the inputs used to determine their values and at June 30, 2011, were classified as follows: (in thousands)

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)

Asset Description:	Level 1	Level 2	Level 3	Total
Asset Backed Commercial Paper	$—	$61,989	$—	$61,989
Financial Company Commercial Paper	—	283,927	—	283,927
U.S. Government and Government Agency Obligations	—	24,995	—	24,995
Repurchase Agreements	—	242,000	—	242,000
Investment Companies	5,437	—	—	5,437

Total Investments in Securities	5,437	612,911	—	618,348
Security Transactions and Investment Income
          Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Federal Income Taxes
          The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.
          The Portfolio does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010, remains subject to examination by the Internal Revenue Service. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
Repurchase Agreements
          Under the terms of a repurchase agreement, securities are acquired by the Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government and/or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager from reports provided by the custody bank to make the determination that the collateral’s market value exceeds the carrying value of the repurchase agreement plus accrued interest.
Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)
2. Transactions with Affiliates
Management Agreement
          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Portfolio.
Administrative Services Agreement
          The Trust and the Manager entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.
Interfund Lending Program
          Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2011, the Portfolio earned $348 under the credit facility. This amount is included in interest income on the Statement of Operations.

Disclosure Regarding the Board of Trustees’ Approval of the Management
Agreements of the Funds and the Portfolio
(Unaudited)
          At its May 26, 2011 meeting, the Board of Trustees (“Board”) considered: (1) the renewal of each Management Agreement between American Beacon Advisors, Inc. (the “Manager”) and the American Beacon Funds (“Beacon Trust”), American Beacon Mileage Funds (“Mileage Trust”), American Beacon Select Funds (“Select Trust”) and American Beacon Master Trust (“Master Trust”) (collectively, the “Funds”). In preparation for the Board’s consideration to renew and approve these Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. (“Lipper”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.
          In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 11, 2011 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.
          In connection with the Board’s consideration of the Management Agreement, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:
•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	a copy of the Manager’s most recent audited or unaudited financial statements, as well as Parts 1 and 2 of its Form ADV registration statement with the SEC;

•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

•	a comparison of the performance of that portion of Fund assets managed or to be managed by the Manager with the performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any remedial measures if the Manager’s performance was materially below that of the peer group;

•	any actual or anticipated economies of scale in relation to the services the Manager provides or will provide to each Fund;

•	an analysis of compensation, including a comparison with fee rates charged to other clients for which similar services are provided, any proposed changes to the fee schedule, if applicable, and the effect of any fee waivers;

•	a description of any payments made or to be made by the subadvisors to the Manager to support a Fund’s marketing efforts;

•	an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

•	confirmation that the Manager’s financial condition would not impair its ability to provide high-quality advisory services to the Funds;

•	a description of the scope of portfolio management services provided or to be provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the Manager’s involvement in other activities;

•	a description of the personnel who are or will be assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a description of the Manager’s practices in monitoring the quality of portfolio holdings and in reviewing portfolio valuation;

•	a discussion regarding the Manager’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager’s methodology for obtaining best execution and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the Manager has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of the Manager’s criteria for assessing counterparties and counterparty risk to the extent the Manager enters into transactions with counterparties on a Fund’s behalf;

•	a description of trade allocation procedures among accounts managed by the Manager;

•	a discussion of whether the Manager receives, or anticipates receiving, other compensation, including any payment for order flow or ECN liquidity rebates with respect to the Funds;

•	a certification by the Manager regarding the reasonable design of its compliance program;

•	information regarding the Manager’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the Manager;

•	a description of the Manager’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the Manager’s controlling persons; and

•	verification of the Manager’s insurance coverage with regards to the services provided to the Funds. In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

•	a comparison of the performance of each Fund to comparable mutual funds and appropriate indices, including comments on the relative performance of, as applicable, each subadvisor and each Fund versus the respective peer group average;

•	a comparison of advisory fee rates and expense ratios for comparable mutual funds;

Disclosure Regarding the Board of Trustees’ Approval of the Management
Agreements of the Funds and the Portfolio
(Unaudited)
•	a profit/loss analysis of the Manager;

•	an analysis of any material complaints received from Fund shareholders;

•	a description of the Manager’s distribution activities with respect to promoting sales of Fund shares, including any revenue sharing practices;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate and average execution costs for each Fund; and

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.
          In connection with the Management Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable mutual funds and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fee rate versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund’s Lipper peer group or universe are to the group or universe of comparable mutual funds included in the analysis provided by Lipper.
          Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 11, 2011 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 26, 2011 meeting at which the Board considered the renewal of the Management.
          The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.
Considerations With Respect to All Funds
          In determining whether to renew the Management Agreement, the Trustees considered the best interests of each Fund separately. While the Management Agreement for all of the Funds was considered at the May 26, 2011 meeting, the Board considered each Fund’s investment management relationships separately.
          In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with contracts entered into by the Manager with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.
          Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s generally favorable long-term performance and the background and experience of key investment personnel at the Manager; the low cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the manager’s commitment to increase assets in the Funds as demonstrated, for example, by the continued increase in sales personnel; the Manager’s continuing efforts to add new series and share classes to enhance the Funds’ product line; the Manager’s high quality of services; the Manager’s commitment to increasing the number and training employees in conjunction with the Manager’s product expansion; and efforts made by the Manager to retain key employees.
          Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Money Market Select Fund and Additional Considerations and Conclusions with Respect to the U.S. Government Money Market Select Fund.”
          Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Management Agreement stipulates that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a “Feeder Fund”), the Fund will not pay the Manager a management fee. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

Disclosure Regarding the Board of Trustees’ Approval of the Management
Agreements of the Funds and the Portfolio
(Unaudited)
          The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain new classes of the Funds and new series of the Beacon Trust. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.
          Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Money Market Select Fund and Additional Considerations and Conclusions with Respect to the U.S. Government Money Market Select Fund.”
          Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates. The Board also noted that, for purposes of determining the fee rates chargeable to the Funds, many subadvisors have agreed to take into account assets of AMR Corporation and its pension plans that are managed by the subadvisors. Thus, the Funds are able to receive lower effective fee rates. The Board also noted the Manager’s representation that assets in the Funds’ complex increased during 2010, primarily due to market appreciation.
          In addition, the Board noted the Manager’s representation that many of the Funds benefit from economies of scale because comparably low fee rate levels are reflected in the current management and administration fee rates the Manager charges. The Board further noted the Manager’s representation that many of the Funds benefit from these comparably low fee rate levels despite not having yet reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that that breakpoints are not appropriate at this time. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Funds.
          Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s investment process and expanding the level of assets under management by the Manager. The Board also considered that the Manager will use its proprietary Large Cap Value Fund model to manage its collective investment trust.
          In addition, the Manager noted that the Trusts also derive benefits from their association with the Manager. Specifically, the Board noted the Manager’s representation that it provides services to most Funds at a lower than industry average cost. The Board considered that certain of the subadvisors reimburse the Manager for certain of its costs relating to distribution activities for the Funds. The Board also considered that the Funds did not pay commissions to any affiliated broker-dealer of the Manager during the most recent fiscal year ended December 31, 2010.
          Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable.
Additional Considerations and Conclusions with Respect to the Money Market Select Fund (“Select Fund”)
          The Money Market Funds were compared to the respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes the 30 largest funds in the Lipper category. References to the Lipper expense group below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper.
          In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Select Fund outperformed the Lipper Average for all reported periods ended March 31, 2011; and (2) the Select Fund’s actual total expense ratio was the lowest of its Lipper expense group.
          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that each Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to each Fund.
Additional Considerations and Conclusions with Respect to the U.S. Government Money Market Select Fund (“U.S. Government Select Fund”)
          In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the U.S. Government Select Fund outperformed the Lipper Average for all reported periods ended March 31, 2011; and (2) the U.S. Government Select Fund’s actual total expense ratio was the second lowest of its Lipper expense group.
          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the U.S. Government Select Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the U.S. Government Select Fund.

T
Delivery of Documents
eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sigh up at
www.americanbeaconfunds.com
To reduce expenses, your financial institution may mail only one copy of the Summary Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Select Funds P.O. Box 219643
Kansas City, MO 64121

     Availability of Quarterly Portfolio Schedules In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately five days after the end of each month.
Availability of Proxy Voting Policy and Records A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Money Market Select Funds and may be distributed to others only if preceded or accompanied by a current prospectus or summary prospectus.
American Beacon Select Funds, American Beacon Money Market Select Fund, and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.
SAR 6/11

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.
ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
     (b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a)(1) Not Applicable.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
     (a)(3) Not Applicable.
     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): American Beacon Select Funds

By	/s/ Gene L. Needles, Jr. Gene L. Needles, Jr.
President
Date: September 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr. Gene L. Needles, Jr. President
Date: September 2, 2011

By	/s/ Melinda G. Heika Melinda G. Heika
Treasurer
Date: September 2, 2011